Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Losses [Member]	Accumulated Losses [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Treasury Stock [Member]
Change in accounting standard ASC 326 at Dec. 31, 2017		$ 42,862						$ 42,862
Beginning Balance at Dec. 31, 2017	$ 217,958		$ 253,535	$ 316,444	$ (728)	$ 16,323	$ (367,616)
Adjusted balance at Dec. 31, 2017	260,820		$ 253,535	316,444	(728)	16,323	(324,754)
Beginning Balance, Shares at Dec. 31, 2017			69,097
Stock-based compensation expense	6,766			6,766
Foreign currency translation adjustment	(13,272)					(13,272)
Exercise of Stock Options	136		$ 1,719	(1,583)
Exercise of Stock Options , Shares			138
Net income (loss) for the year	19,154						19,154
Treasury Stock, value	(26,030)								$ (26,030)
Ending Balance at Dec. 31, 2018	247,574		$ 255,254	321,627	(728)	3,051	(305,600)		(26,030)
Ending Balance, Shares at Dec. 31, 2018			69,235
Stock-based compensation expense	11,686			11,686
Foreign currency translation adjustment	(2,441)					(2,441)
Exercise of Stock Options	564		$ 6,354	(5,790)
Exercise of Stock Options , Shares			413
Net income (loss) for the year	(20,910)						(20,910)
Treasury Stock, value	(42,237)								(42,237)
Ending Balance at Dec. 31, 2019	194,236		$ 261,608	327,523	(728)	610	(326,510)		(68,267)
Ending Balance, Shares at Dec. 31, 2019			69,648
Change in accounting standard ASC 326 at Dec. 31, 2019		$ (1,076)						$ (1,076)
Adjusted balance at Dec. 31, 2019	193,160		$ 261,608	327,523	(728)	610	(327,586)		(68,267)
Stock-based compensation expense	7,312			7,312
Foreign currency translation adjustment	(13,190)					(13,190)
Exercise of Stock Options	370		$ 4,090	(3,720)
Exercise of Stock Options , Shares			451
Net income (loss) for the year	(142,587)						(142,587)
Warrants, net of issuance costs	56,339			56,339
Accretion of Series A non-convertible preferred shares	(2,831)			(2,831)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(4,212)			(4,212)
Accretion of redeemable non-controlling interest	(78)			(78)
Ending Balance at Dec. 31, 2020	93,730		$ 265,698	379,780	$ (728)	$ (12,580)	$ (470,173)		$ (68,267)
Ending Balance, Shares at Dec. 31, 2020			70,099
Payment of dividends to Series B convertible preferred shares	$ (553)			$ (553)